Trade and Other Payables (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Short-term lease commitments	$ 257	$ 206
Lease expense	$ 256	$ 264